Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Current and Deferred Components of the Income Tax Expense

The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax	11,623	8,822	19,267
Deferred tax	—	(1,077)	(5,285)
Total	11,623	7,745	13,982

Schedule of Reconciliation of Income Tax Expenses	The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before income tax expenses	(570,480)	(132,604)	64,138
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(142,620)	(33,151)	16,035
Non-recognized expense(income)	118,557	(4,760)	(15,033)
Change in valuation allowance	93,836	113,255	46,450
Adjustment on current income tax of the prior periods	(2,878)	1,739	432
Effect of tax holiday and preferential tax rates	4,184	(5,039)	(4,120)
Tax loss carryforwards	(56,230)	(46,469)	(25,921)
Share-based compensation expenses	1,332	(17,985)	769
Effect of different tax rates of entities operating in other jurisdictions	(4,558)	155	(4,630)
Income tax expense	11,623	7,745	13,982

Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax

The aggregate amount and per ordinary share effect of the tax holiday, the certification expiration date varies from October 21, 2023 to December 23, 2024 and preferential tax rates are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rates	(4,184)	5,039	4,120
The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share:-Basic and diluted	(0.02)	0.02	0.02

Schedule of Deferred Tax Assets

The tax effects of temporary differences that gave rise to the deferred tax balances are as follows:

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Allowance for doubtful accounts	502,396	558,579	506,843
Allowance for Credit Losses	—	4,424	4,322
Net operating loss carryforwards	406,264	401,423	406,811
Less: valuation allowance	(908,660)	(964,426)	(917,976)
Total deferred tax assets, net	—	—	—

Schedule of Movements of Valuation Allowance

The movements in the valuation allowance for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	586,541	908,660	964,426
Additions	322,119	75,742	5,528
Reversal	—	(19,976)	(51,978)
Balance at end of year	908,660	964,426	917,976

Schedule of Deferred Tax Liabilities
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Intangible asset from acquisition	7,126	6,049	763
Total deferred tax liabilities	7,126	6,049	763